Provisions and other liabilities - Other Non-Current Liabilities (Details) € in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities related to income taxes		€ 1,666	€ 1,407	€ 1,614
Other non-current liabilities		302	323	342
Total		1,968	1,730	1,956
Litigation amount payable | $	$ 315
Uncertainties over income tax treatments
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities related to income taxes		€ 1,031	€ 772	€ 906